PROPERTY, PLANT AND EQUIPMENT (Schedule of property, plant and equipment) (Details) $ in Thousands	Mar. 31, 2024 EUR (€)	Mar. 31, 2024 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 USD ($)
Property, Plant and Equipment [Line Items]
Property, plant and equipment		$ 1,117		$ 1,109		$ 1,426
Less: accumulated depreciation		(331)		(262)		(208)
Property, plant and equipment, net		786		847		1,218
Land [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment		292		298		291
Buildings [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment		91		78		0
Machinery and office equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment		697		696		1,098
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment		$ 37		$ 37		$ 37
TruHC Pharma GmbH [Member]
Property, Plant and Equipment [Line Items]
Less: accumulated depreciation | €	€ (27,967)		€ (24,225)		€ (9,550)
Property, plant and equipment, net | €	91,095		94,837		104,775
TruHC Pharma GmbH [Member] | Machinery and office equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment | €	€ 119,062		€ 119,062		€ 114,325